Note 15 - Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of cash flow statement [text block]
15.	Supplemental cash flow information

	Year ended December 31,
	2017	2016
Change in accounts payable and accrued liabilities included in mineral property interests	$140	$314
Common shares issued in connection with debt settlement agreements	-	1,007
Deferred acquisition costs capitalized in mineral properties	65	-
Depreciation capitalized in mineral property interests	253	214
Prepaid expenditures related to mineral property interest	659	17
Share-based compensation included in mineral property interests	767	971